Related Party Transactions	6 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 9 — RELATED PARTY TRANSACTIONS

The Group records transactions with various related parties. These related party balances as of April 30, 2025 and October 31, 2024 and transactions for the six months ended April 30, 2025 and 2024 are identified as follows:

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Dr. Guohua Zhang (1)	Former Chief Executive Officer and Chairman of the Board
Mr. Jinyu Chang (2)	Controller of the Company, former Chairman of the Board
Mr. Dong Zhang	10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Shanghai Weisheng International Logistics Co., Ltd	Controlled by Shoucheng, Lei, director of Topsheen Shipping
Topsheen Shipping Limited (“Topsheen Ltd.”)	Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd.	Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Top Wisdom Shipping Management Co. Limited	Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd.	Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited	Related to Mr. Dong Zhang
Top Creation International (HK) Limited	Related to Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
Top Moral Shipping Limited	Related to Mr. Dong Zhang
High-Trend Holdings USA LLC (“High-Trend”)	Controlled by Mr. Jinyu Chang
Speed Wealthy Ltd.	Controlled by Mr. Dong Zhang

(1)

Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”), the former Chairman of the Board of Directors and the Chief Executive Officer and Interim Chief Financial Officer of our company was the ultimate controlling shareholder of our company, holding a 67.14% beneficial ownership interest of the Company’s outstanding Class A Ordinary Shares. On July 11, 2024, Dr. Zhang and an affiliate transferred 20,000,000 (post-reverse stock split adjusted 800,000) Class A Ordinary Shares, representing 35.85% of the Company’s outstanding shares, to High-Trend. In connection with the transaction, Dr. Zhang resigned as the Company’ Chief Executive Officer and Interim Chief Financial Officer and ceased to serve as Chairman of the Board of Directors of the Company on October 16, 2024. The Company’s shareholders voted to approve the proposed removal of Dr. Zhang as a director of the Company on January 3, 2025. After the July 11, 2024 transaction, Mr. Jinyu Chang as the sole shareholder and manager of High-Trend, became the ultimate controlling shareholder of the Company.

As of April 22, 2025, Dr. Zhang held less than a 10% beneficial ownership interest of the Company, as a result, Dr. Zhang ceased to be a related party since April 22, 2025.

(2)	Effective March 13, 2025, Mr. Jinyu Chang resigned as the chairman of the Board of Directors of the Company, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the chairman of the Board of the Company.

(a) Due from related parties

Due from related parties consisted of the following:

	April 30, 2025	October 31, 2024
High-Trend (1)	$-	$3,472
Total	$-	$3,472

(1)	The balance was a one-time advance to cover emergency business costs of High-Trend as of October 31, 2024 and was collected in November 2024.

(b) Due to related parties

Due to related parties consisted of the following:

	April 30, 2025	October 31, 2024
Topsheen Shipping Limited (1)	$76,376	$4,540,347
Shanghai Weisheng International Logistics Co., Ltd.	1,624	4,137
Nanjing Derun Shipping Co., Ltd.	-	6,242
High-Trend	5,080	-
Dr. Guohua Zhang (2)	-	952,181
Total	$83,080	$5,502,907

(1)	The balances mainly represented the working capital advances provided by Topsheen Shipping Limited and was extinguished pursuant to an agreement signed on March 10, 2025. (see below (c) Issuance of shares for private placement/warrants settlement to related parties)

(2)	As of October 31, 2024, Dr. Guohua Zhang advanced $952,181 to the Group to pay operating business expanses. All these advances are non-interest bearing and due on demand. As Dr. Guohua Zhang was no longer a related party as of April 30, 2025, the balance of $952,181 was reclassified to accrued expenses and other liabilities.

(c) Issuance of shares for private placement/warrants settlement to related parties

On March 10, 2025, the Company closed a private placement with Speed Wealthy Ltd. The Company issued 1,699,618 Class A Ordinary Shares (post-reverse stock split adjusted 67,985) of the Company at a price of $2.62 per share (post-reverse stock split adjusted $65.5) for consideration of $4,452,999. On March 10, 2025, Speed Wealthy Ltd. and Topsheen Shipping Limited, which companies are related to Mr. Dong Zhang, and our company entered into an agreement, pursuant to which Speed Wealthy Ltd.’s payment obligation for the shares issued in the above private placement was fully satisfied by extinguishing the Company’s debt obligations to Topsheen Shipping Limited.

On March 24, 2025, the Company settled 3,345,698 (post-reverse stock split adjusted 133,828) warrants held by High-Trend by issuance of 2,500,000 (post-reverse stock split adjusted 100,000) Class B Ordinary Shares to High-Trend. Based on the valuation report issued by an independent valuation firm, the fair value of the 2,500,000 (post-reverse stock split adjusted 100,000) Class B Ordinary Shares approximated the fair value of the 3,345,698 (post-reverse stock split adjusted 133,828) warrants immediately before the settlement, as a result, the Company determined that there was no gain or loss to be recognized for the above transaction.

(d) Services provided by related parties*

	For the six months ended April 30,	For the six months ended April 30,
	2025	2024
Topsheen Shipping Limited	$22,745,704	$9,195,145
Max Bright Marine Service Co. Ltd.	2,192,188	2,516,981
Top Wisdom Shipping Management Co. Limited	35,304	62,497
Top Creation International (HK) Limited	2,718,771	-
Top Moral Shipping Limited	2,086,388	1,257,907
Top Legend Shipping Co. Limited	2,186,844	-
Total	$31,965,199	$13,032,530

*	The Group have had and continues to have a significant number of related party transactions, primarily with companies controlled by or related to Mr. Dong Zhang. These related party transactions are of two types: (1) the Group engages the companies controlled by or related to Mr. Dong Zhang to lease vessels in the market and sub-lease them to the Group; and (2) these companies hire the Company to provide transportation/freight services on their behalf.
Because each of these companies has specific relationships with different vessel owners, each of them is able to lease vessels of different types and availability for the Group.

The Group leases vessels from the above related parties throughout the year pursuant to either term agreements with Topsheen Ltd. or one-off arrangements (such as during peak season), which are frequent throughout the year with different related parties. The Group also provide transportation/freight to related parties frequently throughout the year pursuant to one-off arrangements.

(e) Services provided to related parties**

The Group provides transportation/freight services to related parties frequently throughout the year pursuant to one-off arrangements.

	For the six months ended April 30,	For the six months ended April 30,
	2025	2024
Shanghai Weisheng International Logistics Co., Ltd	$51,882	$194,192
Nanjing Derun Shipping Co., Ltd	23,688	61,009
Topsheen Shipping Limited	-	1,556,575
Total	$75,570	$1,811,776

**	The Group generally provided transportation services to the above related parties.

(f) Loan guarantee provided by a related party

Mr. Dong Zhang provided a guarantee for the repayment of the Group’s long-term loan from April 9, 2020 to May 13, 2025. (See Note 7)

(g) Strategic purchase contract with a related party

On April 20, 2022, the Company entered into a strategic purchase contract with New Galion Group (HK) CO LTD (“New Galion”), a related party controlled by Dr. Guohua Zhang. The Company agreed to purchase four sets of Maritime Carbon Neutral Intelligent Control Platform systems (the “Systems”) from New Galion for total consideration of approximately $16.2 million (HK Dollar 127.0 million) (the “Consideration”) which was to be paid in four instalments with the first payment (30% of the Consideration) payable on the Company’s acceptance of New Galion’s ship modification design report for the Systems. New Galion agreed to deliver the first set of the Systems before July 1, 2022 and deliver the rest of equipment according to Company’s shipment schedule. On June 20, 2022, the Company entered into a supplemental agreement with New Galion to defer the first delivery. The Company had the obligations to make prepayment under the agreement but did not make any payments to New Galion when it was apparent to us that their technologies would not meet our requirements. New Galion did not deliver any Systems. This agreement was mutually terminated on February 29, 2024.